DEFERRED TAX ASSETS AND LIABILITIES (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2015
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Deferred tax asset increased due to increase in provision	$ 2,571
Deferred tax liability decreased	2,977
Increased in unrecognised deferred tax assets	11,321
Deferred tax asset	6,127	$ 8,698
Issuence of exchangeable note			$ 115,000
Unrecognized deferred tax asset	6,176
USA [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Deferred tax asset	364	345
Unrecognized deferred tax asset	485
Brazil [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Deferred tax asset	1,360	1,380
TBIL [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Deferred tax asset	3,564	2,641
TBML [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Deferred tax asset	5,691	5,829
Ireland [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Deferred tax asset	8,293	8,293
Trinity Biotech Plc [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Deferred tax asset	213
Alternative minimum tax credit [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Deferred tax asset	$ 2,174